Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares		1 Months Ended
	Dec. 16, 2020	Nov. 24, 2020
Number of shares subject to forfeiture		575,000
Common stock, shares outstanding		6,468,750
Maximum shares subject to forfeiture		843,750
Sponsor [Member]
Common stock, shares outstanding	6,468,750
Maximum shares subject to forfeiture	843,750
Common Stock [Member]
Stock dividend	$ 0.125